STOCKHOLDERS DEFICIT (Details Narrative) - USD ($)				1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 08, 2023	Aug. 06, 2023	Apr. 05, 2021	Jan. 31, 2022	Oct. 30, 2021	May 28, 2021	Dec. 29, 2020	May 31, 2018	Feb. 28, 2015	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 10, 2021	Jul. 06, 2021	Jul. 06, 2020	Jun. 15, 2020	Mar. 18, 2019
Common stock, authorized										4,500,000,000		4,500,000,000		2,500,000,000	2,500,000,000
Expenses														$ 44,100
Common stock, par value										$ 0.001		$ 0.001		$ 0.001	$ 0.001
Accounts payable										$ 68,025		$ 68,025		$ 5,342,431	$ 3,313,649
Gain on debt extinguishment										$ 133,850	$ 397,008	$ (466,380)	$ 1,970,030	$ 2,248,092	$ (8,470,939)
Common stock, issued										1,882,579,354		1,882,579,354		1,256,900,534	923,029,038
Common stock, outstanding										1,882,579,354		1,882,579,354		1,256,900,534	923,029,038
Subscription payable										$ 40,435		$ 40,435			$ 26,910
Common stock issued for conversion of debt												571,848,487		333,871,496
Common stock value										1,882,579		$ 1,882,579		$ 1,256,901	923,029
Principal, interest, penalties and fees												$ 655,324		$ 1,076,782
Common stock issued in exchange legal libilities												1,000,000		1,000,000
Non controlling interest										84,632	(16,156)	$ 37,627	(6,633)	$ 119,777	76,614
Derivative liabilities										4,203,788		4,203,788		4,822,398	$ 4,042,910
Common stock value												917,088
Derivative liabilities										728,143		728,143		4,203,788
Convertible notes payable										508,553		508,553
Net loss from discontinued operations										233,740	$ 0	$ 125,544	0
Deficiency from net sales proceeds from sales of the shares														$ 185,000
After December 31, 2022
Common stock, authorized														4,500,000,000
Director Member
Common stock share issue															3,000,000
Value of share															$ 42,600
Expenses per month															1,775
Vested number of share												3,000,000		2,125,000
Expenses												$ 42,600		$ 30,175
Board Of Directors [Member]
Services expenses												1,100
Common stock share granted		1,000,000
Edward Cabrera [Member]
Services expenses												85,628
Common stock share granted	52,830,333
Michael Murphy [Member]
Principal amount										2,397,329		$ 2,397,329
Fire [Member]
Derivative liabilities														$ 4,822,398
Opening price												110.00%		110.00%
Warrant issued considered as dervative liabilities												$ 110,419		$ 187,745
Common Stock Reservations [Member]
Common stock shares for consideration												20,000,000		20,000,000
Aire Fitness
Non-controlling interest ownership												75.00%		75.00%
TPT Asia [Member]
Non-controlling interest ownership												78.00%		78.00%
QuikLAB [Member]
Net loss from discontinued operations												$ 12	$ 13,925	$ 12,025	12,013
Investment										$ 470,000		470,000		470,000
Investor investment												10,000		10,000
Reclassified to an accounts payable												$ 60,000		$ 60,000
Owning percentage												20.00%		20.00%
Ownership percentage												80.00%		80.00%
Non-controlling interest ownership												14.00%
InnovaQor, Air Fitness,TPT Asia and IST
Net loss from discontinued operations												$ 47,015		$ 107,752	$ 5,380
Conversion Of Debt Member
Gain on debt extinguishment												$ 466,380		363,112
Common stock value														$ 1,439,894
Convertible Promissory Note [Member]
Principal amount																					$ 600,000
Settlement amount																					$ 763,232
Right Exercise																					15,000,000
Warrant to purchase																					15,000,000
Issuance of shares					412,500
Warrants [Member]
Warrants outstanding										129,116,666		129,116,666		129,116,666
Warrant purchase												1,000,000		1,000,000	110,000,000
Warrant common shares												1,000,000		1,000,000
Current market price												70.00%		70.00%
White Lion Capital LLC [Member] | Purchase Agreement [Member]
Common stock, par value														$ 0.001
Shares issue during the period														29,000,000
Common Stock Purchase Agreement						$ 5,000,000
Received proceeds														$ 610,502
Trading volume														200.00%
MarketPrice														85.00%
Michael A Littman Atty [Member]
Number of share issue							7,500,000
Consultant Member | Convertible Promissory Note [Member]
Bonus for service rendered			1,500,000
Holly wood Rivera, LLC and HRS Mobile LLC ("HRS")
Common stock, issued										3,096,181		3,096,181		3,096,181
TPT Global Tech Inc Member
Warrant purchase				18,116,666
Warrant to purchase per share				$ 0.015
InnovaQor Inc [Member]
Non-controlling interest ownership												0.00%		0.00%
Ownership interest																6.00%
Non-controlling interest liabilities																$ 3,500,000
IST [Member]
Non-controlling interest ownership														0.00%
Series A Preferred Stock
Preferred stock, authorized										1,000,000		1,000,000		1,000,000
Preferred stock, authorized										4,500,000,000		4,500,000,000		4,500,000,000
Option per shares									$ 100
Compensation expense									$ 3,117,000
Extinguishment and fair valued												$ 42,983,742		$ 42,983,742
Deemed dividend resulting from the fair value measurement												$ 39,866,742		$ 39,866,742
Series A Preferred Stock | Mr. Thomas [Member]
Preferred stock, authorized										1,000,000		1,000,000		1,000,000
Series B Preferred Stock
Preferred stock, authorized										3,000,000		3,000,000		3,000,000
Preferred Stock, outstanding										46,649		46,649		2,588,693
Preferred Stock share price									$ 2.00
Conversion price									$ 2.00
Series C Preferred Stock
Preferred stock, authorized								3,000,000
Preferred Stock share price								$ 2.00
Conversion price								$ 0.15
Convertible notes payable										$ 553,100		$ 553,100		$ 553,100
Preferred stock, par value															$ 1.00
Series D Preferred Stock
Cumulative Annual Dividends rate												6.00%		6.00%
Average market per share												$ 5.00		$ 5.00
Preferred stock, authorized														100,000,000				100,000,000	10,000,000	100,000,000
Divided rate per share												5.00		$ 5.00
Accrued unpaid dividends rate per shares												$ 5.00		$ 5.00
Preferred Stock, outstanding														46,649
Percent of converted common stock												75.00%		75.00%
Preferred stock, par value																		$ 0.001	$ 0.001
Purchased of share														$ 233,244
Purchased share														46,649
Series D Preferred Stock | CEO [Member]
Purchased of share														$ 183,244
Purchased share														36,649
Series D Preferred Stock | Minimum
Percent of redemption												115.00%		115.00%
Series D Preferred Stock | Maximum Member
Percent of redemption												140.00%		140.00%
Series E Preferred Stock
Cumulative Annual Dividends rate												6.00%		6.00%
Average market per share												$ 5.00		$ 5.00
Preferred stock, authorized																	10,000,000
Divided rate per share												5.00		5.00
Accrued unpaid dividends rate per shares												$ 5.00		$ 5.00
Common stock, par value																	$ 0.001
Financing arrangements amount												$ 10,987,307		$ 10,987,307
Accounts payable										$ 2,043,507		$ 2,043,507
Fair value by third party valuation												$ 6.13		$ 6.53
Gain on debt extinguishment												$ 2,356,794		$ 2,356,794
Series E Preferred Stock | Minimum
Percent of redemption												115.00%		115.00%
Series E Preferred Stock | Maximum Member
Percent of redemption												140.00%		140.00%
Series E Preferred Stock | Noteholder [Member]
Preferred Stock, outstanding										2,243,507		2,243,507		2,043,507